Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Under the Company’s policies and practices, options (including those granted to NEOs) are generally granted at regularly scheduled Compensation Committee meetings during late October or early November through April. Grants for any new hire or promoted employee who would otherwise receive a grant after April in any year are generally deferred until October or November, as vesting determinations are made after the end of each fiscal year. NEO annual awards typically occur at the end of October or early November. These Compensation Committee meetings are generally scheduled at least one year in advance. All options are granted under a stockholder-approved plan and at an exercise price equal to the closing market price of the Company’s common stock on the date of grant.
As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. This grant timing is used to provide for a routine and regular grant practice regarding all employees’ options, and in order to make sure that the existence (or lack thereof) of material non-public information is not a factor in decisions about the timing or size of option grants. Similarly, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During FY 2025, the Company did not grant options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
Award Timing Method	As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. This grant timing is used to provide for a routine and regular grant practice regarding all employees’ options, and in order to make sure that the existence (or lack thereof) of material non-public information is not a factor in decisions about the timing or size of option grants. Similarly, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During FY 2025, the Company did not grant options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of such awards. This grant timing is used to provide for a routine and regular grant practice regarding all employees’ options, and in order to make sure that the existence (or lack thereof) of material non-public information is not a factor in decisions about the timing or size of option grants. Similarly, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During FY 2025, the Company did not grant options to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
MNPI Disclosure Timed for Compensation Value	false